Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) Contract	Dec. 31, 2019 CNY (¥)
Disclosure Of Significant Accounting Policies [Line Items]
Number of contracts | Contract	2
Royalties exceeding minimum guaranteed amount	¥ 0
Budgets and forecast calculations period	5 years
Impairment loss		¥ 0
Awards recognised expense	¥ 0
Rent concessions from reduction in lease payments	¥ 778,000
Adjustments to IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Title of new IFRS	IFRS 16
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2020
Software
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful economic life of intangible assets	3 years
Top of Range
Disclosure Of Significant Accounting Policies [Line Items]
Goods and service payment period	1 year
Licensing with fixed payment period	365 days
Licensing with minimum guarantee period	365 days
Amortisation period of asset	1 year
Short-term leases of warehouses	12 months
Short term liquid deposits maturity period	3 months
Top of Range | Copyrights
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful economic life of intangible assets	49 years
Top of Range | Music Content Database Services
Disclosure Of Significant Accounting Policies [Line Items]
Subscription service payment period	365 days
Top of Range | Third Party Database Service
Disclosure Of Significant Accounting Policies [Line Items]
Subscription service payment period	365 days
Top of Range | Sale of Smart Music Devices
Disclosure Of Significant Accounting Policies [Line Items]
Goods and service payment period	1 year
Subscription service payment period	1 year
Bottom of Range
Disclosure Of Significant Accounting Policies [Line Items]
Licensing with fixed payment period	90 days
Licensing with minimum guarantee period	7 days
Bottom of Range | Copyrights
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful economic life of intangible assets	15 years
Bottom of Range | Music Content Database Services
Disclosure Of Significant Accounting Policies [Line Items]
Subscription service payment period	7 days
Bottom of Range | Third Party Database Service
Disclosure Of Significant Accounting Policies [Line Items]
Subscription service payment period	7 days